Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Deferred Financing Costs, Net of Accumulated Amortization
Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred financing costs	$18,152	$9,159
Accumulated amortization	(1,683)	(1,867)
Deferred financing costs, net	$16,469	$7,292

Deferred Leasing Costs, Net of Accumulated Amortization
Deferred leasing costs, net of accumulated amortization are as follows (excluding $3.2 million related to a leasing arrangement at the Company’s Princeton facility in 2014):

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred leasing costs	$26,799	$17,374
Accumulated amortization	(9,378)	(5,516)
Deferred leasing costs, net	$17,421	$11,858

Summary of Temporary Differences and Carry Forwards Which Give Rise to the Deferred Tax Assets and Liabilities
Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the Year Ended December 31,
	2014	2013	2012
Deferred tax liabilities
Property and equipment	$(5,784)	$(4,905)	$(4,852)
Other	(1,427)	(873)	(551)
Gross deferred tax liabilities	(7,211)	(5,778)	(5,403)
Deferred tax assets
Net operating loss carryforwards	9,137	5,861	6,694
Deferred revenue and setup charges	868	583	467
Derivative liability	—	—	—
Other	601	699	113
Gross deferred tax assets	10,606	7,143	7,274
Net deferred tax assets	3,395	1,365	1,871
Valuation allowance	(3,395)	(1,365)	(1,871)
Net deferred	$—	$—	$—

Financial Instruments Held at Fair Value
The Company’s financial instruments held at fair value are presented below as of December 31, 2014 and 2013 (dollars in thousands):

	Carrying Value	Fair Value Measurements
		Level 1	Level 2	Level 3
December 31, 2014
Financial Liabilities:
Interest rate swap liability(1)	$—	$—	$—	$—
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$—	$453	$—

(1)
The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of December 31, 2014 related to interest rate swaps.